Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases
Finance lease obligations

	December 31, 2017
	(€ in thousands)
	Minimum future lease payments obligation	Unamortized interest expense	Present value of minimum future lease payments obligation
due within 1 year	320	(12)	308
due between 1 and 5 years	175	(4)	171
Total	495	(16)	479

	December 31, 2016
	(€ in thousands)
	Minimum future lease payments obligation	Unamortized interest expense	Present value of minimum future lease payments obligation
due within 1 year	450	(28)	422
due between 1 and 5 years	381	(12)	369
Total	831	(40)	791

Operating lease obligations

	December 31,
	2017	2016
	(€ in thousands)
Less than 1 year	486	457
1 to 5 years	762	561
Over five years	398	--
Total	1,646	1,018

Operating lease payments receivable for subleases.

	December 31,
	2017	2016
	(€ in thousands)
Less than 1 year	30	75
1 to 5 years	--	6
Total	30	81